Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (7,659,722)	$ (7,735,452)	$ (13,106,589)	$ (10,247,133)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,254,663	2,057,638	2,505,598	3,249,194
Amortization of loan discount and fees	38,605	2,220,549	2,429,591	3,937,007
Impairment of intangibles		600,000	1,388,000
Loss on extinguishment of debt				716,517
Loss on disposition of business				1,523,940
Stock-based compensation		169,262	169,614	408,810
Loss on conversion of accounts payable into common stock	31,471
Shares issued for services	290,791	312,634	312,635	1,656,428
Shares issued for loan interest conversion			4,950
Change in credit reserve		(151,611)	(151,611)	202,761
Non-cash lease expense		817,077
Change in fair value of contingent consideration				(10,698,475)
Non-cash lease expense			81,374
Deferred tax expense			(119,044)	368,034
Changes in operating assets and liabilities:
Accounts receivable, net	(5,275)	(201,501)	30,766	497,771
Due from factor	161,973	51,153	99,236	144,755
Inventory	(495,064)	(190,918)	1,025,660	375,682
Prepaid expenses and other current assets	(2,722,654)	(76,637)	2,027	551,259
Prepaid marketing expense	(1,258,767)
Accounts payable	(1,455,616)	(1,287,018)	(1,114,242)	1,900
Stock payable	69,406
Accrued expenses and other liabilities	593,546	477,945	498,610	1,047,730
Deferred revenue				(183,782)
Accrued interest payable		106,701	381,678	434,958
Due to related parties			11,909
Deposits	3,100	(77,280)
Lease liabilities		(490,000)	(602,500)
Net cash used in operating activities	(11,153,543)	(3,397,458)	(6,152,338)	(6,012,644)
Cash flows from investing activities:
Purchase of property, equipment and software		(23,801)		(29,675)
Deposits				118,494
Net cash used in investing activities		(23,801)		88,819
Cash flows from financing activities:
Repayments from related party advances				(155,205)
Due to related parties	(16,000)	26,909
Advances from factor				154,073
Issuance of loans and note payable	240,000	790,977	790,977	5,479,611
Repayments of convertible notes and loan payable	(430,625)	(2,484,248)	(3,869,422)	(10,129,811)
Proceeds of issuance of Series D preferred stock, net of issuance costs	11,387,000		11,387,000
Proceeds for exercise of warrants and stock payable	5,573,304		5,573,304
Proceeds for issuance of pre-funded warrants	6,642,433
Issuance of common stock in cash		5,356,194
Exercise of warrants				1,167,566
Issuance of common stock in public offering			9,374,441	8,145,381
Net cash provided by financing activities	23,396,112	3,689,832	6,295,996	4,661,615
Net change in cash and cash equivalents	12,242,569	268,573	143,658	(1,262,210)
Cash and cash equivalents and restricted cash at beginning of period	164,431	20,773	20,773	1,283,282
Cash and cash equivalents and restricted cash at end of period	12,407,000	289,346	164,431	20,773
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	47,000	1,684,248	1,838,682	711,815
Supplemental disclosure of non-cash investing and financing activities:
Right of use asset		425,634		467,738
Issuance of pre-funded warrants in connection with services contract	3,000,000		3,000,000
Non-cash purchase of intangible assets	3,000,000		3,000,000
Shares issued for services and conversion of accounts payable	82,380	313,816	313,816
Conversion of preferred shares into common stock		19
Conversion of notes into preferred stock				5,759,177
Non-cash issuance of shares	318		318
Cash and cash equivalents at beginning of period	164,431	268,573	268,573
Restricted cash at beginning of period
Cash and cash equivalents and restricted cash at beginning of period	164,431	268,573	268,573
Cash and cash equivalents at end of period	6,701,820	289,346	164,431	268,573
Restricted cash at end of period	5,705,179
Cash and cash equivalents and restricted cash at end of period	$ 12,406,999	$ 289,346	$ 164,431	$ 268,573